TRADE AND OTHER RECEIVABLES, NET (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	$ 2,119,215	$ 1,335,346
Financial assets past due but not impaired [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 627,423	$ 1,022,201